Income Tax Expense (Benefit) - Additional Information (Details) - USD ($) $ in Millions			1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 20, 2018	Oct. 03, 2013	Apr. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [Line Items]
Deferred tax expense (benefit)				$ 2	$ (2)	$ 11	$ (5)	$ (12)
MACAU | Macao Finance Bureau (MFB) [Member]
Disclosure of income tax [Line Items]
Income tax holiday period		5 years
Income tax holiday termination date	Jun. 26, 2022
Shareholder dividend tax agreement termination date			Jun. 26, 2022
MACAU | Top of range [member] | Macao Finance Bureau (MFB) [Member]
Disclosure of income tax [Line Items]
Gaming tax rates						12.00%	12.00%	12.00%
HONG KONG | Top of range [member]
Disclosure of income tax [Line Items]
Gaming tax rates						16.50%	16.50%	16.50%